Securities - Summary of Proceeds from Sales, Gross Gains, and Gross Losses on Sales of Securities Available for Sale (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 69	$ 1,117	$ 150	$ 1,181	$ 4,172	$ 1,444	$ 677
Gross realized losses	(313)	(98)	(313)	(98)	(436)	(273)	(18)
Realized (losses) gains on sale of securities available for sale, net	$ (244)	$ 1,019	$ (163)	$ 1,083	$ 3,736	$ 1,171	$ 659